Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

23. Related Party Transactions

During the years ended December 31, 2023, 2024 and 2025, other than disclosed elsewhere, the Group mainly had the following related party transactions:

Name of entity or individual	Relationships with the Group
Beijing Mevos	Equity investment
Chengdu Zhisu	Equity investment
First BCC	Equity investment
Xingying	Equity investment
Sharing New Medical	Equity investment
Beijing Souyang	Equity investment
Zhejiang Xinyang	Equity investment
Wuhan Future Light Property Service Co., Ltd. (“Future Light”)	Immediate family of subsidiary’s shareholder
Wuhan Yinchuxing Technology Development Co., Ltd. (“Yinchuxing”)	Immediate family of subsidiary’s shareholder
Chutian Laser Group (“Chutian”)	Immediate family of subsidiary’s shareholder
Shanghai Miaoyu Internet Technology Limited (“Miaoyu”)	Equity investment
Yicai	Equity investment

(a) The Group entered into the following transactions with related parties

(i) Provision of service

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Miaoyu	—	—	481
Chengdu Zhisu	1,176	—	—
Xingying	1,157	681	—
First BCC	—	2,012	372
Others	124	213	—

23. Related Party Transactions (Continued)

(a) The Group entered into the following transactions with related parties (Continued)

(ii) Loan advanced to the related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sharing New Medical	8,330	4,954	—
Zhejiang Xinyang	—	500	—

(iii) Repayment of the loan advanced to the related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sharing New Medical	18,620	13,230	—
Zhejiang Xinyang	—	—	500

(iv) Interest income from related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sharing New Medical	868	377	—

(v) Impairment of amount due from related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sharing New Medical	—	13,843	—

(vi) Cost of revenues and expense occurred to the related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Yicai	—	—	1,305
Beijing Mevos	716	274	780
Future Light	1,696	1,149	909
Miaoyu	—	—	202
Beijing Souyang	318	—	—
Yinchuxing	412	412	—
Chutian	134	134	—
Others	189	168	247

23. Related Party Transactions (Continued)

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2024	2025
	RMB	RMB
Yicai	—	557
Beijing Souyang	638	—
First BCC	—	62
Yinchuxing	50	50
Zhejiang Xinyang	500	—
Others	30	105

(ii) Amount due to related parties

	As of December 31,
	2024	2025
	RMB	RMB
Zhejiang Xinyang	—	500
Beijing Mevos	65	65
First BCC	412	—
Others	—	53